Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	$ (95.3)	$ 29.1	$ (1,410.6)	$ 14.7	$ (12.4)
Crestwood Equity Partners LP
Net income (loss)	(93.7)	18.1	(2,303.7)	(10.4)	(50.6)
Change in fair value of Suburban Propane Partners, L.P. units	0.8	0.0	(2.7)	(0.5)	(0.1)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(92.9)	18.1	(2,306.4)	(10.9)	(50.7)
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	5.9	9.8	636.8	66.8	57.3
Comprehensive income (loss) attributable to Crestwood Equity Partners LP	$ (98.8)	$ 8.3	$ (1,669.6)	$ 55.9	$ 6.6